JULIE COLLETT

Senior Director and

Counsel

212-314-3017

Fax: (212) 314-3959

Law Department

July 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pre-Effective Amendment No.1 of the Registration Statement on

Form N-6 for AXA Equitable Life Insurance Company

(CIK #0000771726)

“(Registration Statement”)

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account FP.

This Registration Statement relates to a new national version of the COIL Institutional SeriesSM variable life insurance contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account FP.

The principal differences between the new version of the COIL Institutional SeriesSM (“COIL Institutional”) and the current version “Corporate Owned Incentive Life” are outlined below. Corporate Owned Incentive Life is covered by AXA Equitable’s Form N-6 Registration Statement File No. 333-132200 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, COIL Institutional SeriesSM will replace Corporate Owned Incentive Life for new offers and sales.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the COIL Institutional design as listed below. Except for the disclosure relating to these principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Corporate Owned Incentive Life Registration Statement.

The principal differences between COIL Institutional and Corporate Owned Incentive Life are as follows:

•	Utilization of the 2017 Commissioner’s Standard Ordinary (CSO) tables instead of the 2001 CSO tables;

•	Changes to the cost of insurance charge;

•	Addition of investment expense reduction feature; and

•	Changes to variable investment options offered.

Additional exhibits, financial statements and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned if you have any questions.

Sincerely,

/s/ Julie Collett ----------------------
Julie Collett